Goodwill	12 Months Ended
Dec. 31, 2023
Goodwill [Abstract]
GOODWILL

NOTE 9:- GOODWILL

The following table summarizes the changes in the carrying amount of goodwill for the years ended December 31, 2022 and 2023:

	IT professional services	Software services	Total
As of January 1, 2022	$75,603	$71,200	$146,803

Business combinations	19,622	2,705	22,327
Measurement period adjustments	(902)	(176)	(1,078)
Foreign currency translation adjustments	(4,326)	(5,027)	(9,353)

As of January 1, 2023	$89,997	$68,702	$158,699

Business combinations	9,410	-	9,410
Foreign currency translation adjustments	(959)	(1,085)	(2,044)

As of December 31, 2023	$98,448	$67,617	$166,065

The Company performed annual impairment tests as of December 31, 2022 and 2023 and did not identify any impairment losses (see Note 2).

The goodwill is allocated to both the IT Professional Services and Software Services segments, which represent the lowest level within the Company at which goodwill is monitored for internal management purposes.

Impairment test of goodwill for the year ended on December 31, 2023:

Impairment loss for goodwill is recognized if the recoverable amount of the goodwill is less than the carrying amount. The recoverable amount is the greater of fair value less costs of disposal, or value in use of the relevant reporting level (i.e. a CGU of a group of CGU’s).

The Company performed an assessment for goodwill impairment for both of its segments, which is the level at which goodwill is monitored for internal management purposes and concluded that there is no impairment loss for the year ended December 31, 2023, based on the assumptions presented below:

	December 31, 2023
	IT professional services	Software services
Carrying amount	$187,183	$74,009
Weighted average cost of capital	15%	13.9%
Terminal value growth rate	3%	3%

Actual results may differ from those assumed in the Company’s valuation method. It is reasonably possible that the Company’s assumptions described above could change in future periods. If any of these were to vary materially from the Company’s plans, it may record impairment of goodwill allocated to this reporting unit in the future.

Based on the Company’s abovementioned assessment as of December 31, 2023, no goodwill was determined to be impaired, since the fair value of the Company’s group of cash-generating units significantly exceeded their carrying amount.